Goodwill and intangible assets - Estimated Annual Amortization Expense (Details) $ in Millions	Dec. 31, 2025 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2026	$ 37
2027	31
2028	27
2029	24
2030	$ 19